Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Research tax credit ("CIR")	€ 4,493	€ 4,476	€ 4,204
Subsidies	81	29	7,722
Other	47	78	36
Total operating income	€ 4,621	€ 4,583	€ 11,961